Events Occurring After the Reporting Date (Details Narrative)					1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 11, 2021 NZD ($) $ / shares shares	Feb. 24, 2021 NZD ($) $ / shares shares	Feb. 09, 2021 NZD ($)	Feb. 01, 2021 NZD ($) $ / shares shares	Apr. 30, 2021 shares	May 16, 2021 NZD ($)	Jan. 31, 2021 NZD ($)	Jan. 31, 2020 NZD ($)	Jan. 31, 2019 NZD ($)	Feb. 25, 2021 $ / shares shares	Jan. 31, 2021 $ / shares
Statement Line Items [Line Items]
Proceeds from issuance of stock							$ 93,693,000	$ 12,586,000	$ 23,248,000
Repayment of debt							3,400,000	2,100,000	18,489,000
Interest							200,000
Debt issuance fees									$ 322,000
Warrant exercise price | $ / shares											$ 0.37
Events occurring after reporting date [Member]
Statement Line Items [Line Items]
Repayment of debt						$ 14,500,000
Events occurring after reporting date [Member] | Prior Note issued in April 2021 [Member]
Statement Line Items [Line Items]
Number of shares issued | shares										4,002,789
Addtional shares issued for prospectus | shares										3,403,703
Events occurring after reporting date [Member] | Prior Note issued in April 2021 [Member] | October Prospectus [Member]
Statement Line Items [Line Items]
Number of shares issued | shares										599,086
Events occurring after reporting date [Member] | Prior Note issued in April 2021 [Member] | Minimum [Member]
Statement Line Items [Line Items]
Share price | $ / shares										$ 4.00
Events occurring after reporting date [Member] | Prior Note issued in April 2021 [Member] | Maximum [Member]
Statement Line Items [Line Items]
Share price | $ / shares										$ 0.60
Events occurring after reporting date [Member] | Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of shares issued | shares	117,647,059	107,526,882
Events occurring after reporting date [Member] | Securities Purchase Agreement [Member] | Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares issued | shares	117,647,059	107,526,882
Events occurring after reporting date [Member] | Securities Purchase Agreement [Member] | Warrants [Member]
Statement Line Items [Line Items]
Number of shares issued | shares	117,647,059	107,526,882
Events occurring after reporting date [Member] | US [Member] | Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Share price | $ / shares	$ 0.85	$ 0.93
Proceeds from issuance of stock	$ 95,000,000	$ 100,000,000
Warrant exercise price | $ / shares	$ 0.935	$ 1.13
Events occurring after reporting date [Member] | Maxim Group LLC [Member]
Statement Line Items [Line Items]
Number of shares issued | shares				29,415,000
Events occurring after reporting date [Member] | Maxim Group LLC [Member] | US [Member]
Statement Line Items [Line Items]
Share price | $ / shares				$ 1.70
Proceeds from issuance of stock				$ 46,920,170
Events occurring after reporting date [Member] | Bank of New Zealand [Member]
Statement Line Items [Line Items]
Repayment of debt			$ 14,779,607
Interest			17,436
Debt issuance fees			$ 262,171
Events occurring after reporting date [Member] | Esousa Holdings LLC, Streterville Capital LLC and Aquitas [Member]
Statement Line Items [Line Items]
Number of shares acquired | shares					99,787,027